SCHEDULE III. REAL ESTATE AND ACCUMULATED DEPRECIATION AND AMORTIZATION - Real Estate and Accumulated Depreciation and Amortization (Footnote) (Detail) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 26, 2015
Real Estate and Accumulated Depreciation [Line Items]
Aggregate cost of real estate for federal income tax purposes		$ 1,600,000,000
Revolving Credit Facility [Member]
Real Estate and Accumulated Depreciation [Line Items]
Debt issuance costs, net	$ (3,412,202)	(3,612,316)	$ 0
Line of Credit [Member] | Revolving Credit Facility [Member]
Real Estate and Accumulated Depreciation [Line Items]
Line of credit facility, borrowing capacity		551,669,000		$ 200,000,000
Debt issuance costs, net		$ (3,656,563)